CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 39	$ (128)	$ (345)	$ 17
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	(8)	123	(27)	151
Changes in retirement plans’ funded status	13	66	39	41
Foreign currency translation	(9)	(440)	161	(427)
Share of other comprehensive income (loss) of entities using the equity method	(4)	(15)	3	(40)
Other comprehensive income (loss), net of tax	(8)	(266)	176	(275)
Comprehensive income (loss)	31	(394)	(169)	(258)
Less: Comprehensive income (loss) attributable to noncontrolling interests	(1)	(6)	4	(7)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 32	$ (388)	$ (173)	$ (251)